Research and Development Expense	12 Months Ended
Dec. 31, 2022
Analysis Of Income And Expense [Abstract]
Research and Development Expense

Note 6 — Research and Development Expense

Research and development expense consisted of the following items for the years ended December 31:

	2022	2021	2020

Clinical expenses	(56,795)	(10,842)	(1,450)
Non-clinical expenses	(2,802)	(974)	(41)
Personnel expense (see Note 8)	(6,752)	(3,363)	(994)
Manufacturing costs	(14,850)	(8,338)	(1,236)
Regulatory expenses	(901)	(1,452)	(141)
Other R&D costs	(130)	(63)	(183)
Total research and development expenses	(82,230)	(25,032)	(4,045)